FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Nov. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
19.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
•	Level 3 – Inputs that are not based on observable market data.

The Company’s financial instruments consist of cash, restricted cash, receivables, loans receivable, accounts payable and accrued liabilities, due to related parties, loans payable, and derivative liability. The fair value of receivables, loans receivable, accounts payable and accrued liabilities, due to related parties, and loans payable approximates their carrying values. Cash and restricted cash are measured at fair value using level 1 inputs. Derivative liability is measured using level 2 inputs.

The Company is exposed to a variety of financial risks by virtue of its activities including currency, credit, interest rate, and liquidity risk.

a)	Currency risk

Foreign currency exchange rate risk is the risk that the fair value or future cash flows will fluctuate as a result of changes in foreign exchange rates. The Company’s operations are carried out in Canada and the United States. As at November 30, 2018, the Company had current assets totaling CAD$1,049,577 and current liabilities totalling CAD$2,524,740. These factors expose the Company to foreign currency exchange rate risk, which could have an adverse effect on the profitability of the Company. A 1% change in the exchange rate would change other comprehensive income/loss by approximately US$11,000. At this time, the Company currently does not have plans to enter into foreign currency future contracts to mitigate this risk, however it may do so in the future.

b)	Credit risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation.

The Company’s cash is held in a large Canadian financial institution and a Bahamas based financial institution. The Company maintains certain cash deposits with Schedule I financial institutions, which from time to time may exceed federally insured limits. The Company has not experienced any significant credit losses and believes it is not exposed to any significant credit risk. The Company’s restricted cash is held with a law firm in trust in which credit risk exposure is low. The Company’s sales tax receivable is due from the Government of Canada; therefore, the credit risk exposure is low.

The maximum exposure to credit risk as at November 30, 2018 and November 30, 2017 is the carrying value of the loans receivable. The Company has not experienced any significant credit losses and believes it is not exposed to any significant credit risk.

c)	Interest rate risk

Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Financial assets and liabilities with variable interest rates expose the Company to cash flow interest rate risk. The Company does not hold any financial liabilities with variable interest rates. The loans included in loans payable and due from related parties bear interest at rates ranging from 0% to 14.4% per annum with maturity dates of between April 15, 2017, and November 9, 2018. The Company does maintain bank accounts which earn interest at variable rates but it does not believe it is currently subject to any significant interest rate risk.

d)	Liquidity risk

The Company’s ability to continue as a going concern is dependent on management’s ability to raise required funding through future equity issuances and through short-term borrowing. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments. The Company intends to meet its current obligations in the following year with funds to be raised through private placements, shares for debt, loans and related party loans. The Company is exposed to liquidity risk.